PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－6 PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	$’000	$’000

At cost
Leasehold factory premise	1,533	1,450
Leasehold improvement	186	172
Tools and equipment	52	44
Furniture, fixtures and fittings	267	299
Office equipment	37	34
Computer equipment	76	70
Motor vehicles	1,012	1,010
Air-conditioner	65	16
Machinery & equipment	1,294	1,224
	4,522	4,319
Less: accumulated depreciation	(2,393)	(1,915)

Property and equipment, net	2,129	2,404

Depreciation expense for the financial years ended December 31, 2025, 2024 and 2023 were approximately $0.4 million, $0.3 million and $0.2 million, respectively.